Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Payment of Benefits	Payment of Benefits Benefits are recorded when paid, except for loans in default which are accounted for as distributions and included in benefit payments at that time.
Investments Held by the Trust
Investments Held by the Trust
All the investments of the Plan are held by the trust. The custodian invests assets of the trust according to the participants’ directions. Contributions, loan distributions and repayments, and benefit payments are specifically identified to the fund or funds within the trust to which assets of the Plan are credited. Except with respect to self-directed brokerage accounts and participant loans, which are segregated accounts, investment income and related expenses of the trust are allocated daily to the investment funds based on each investment fund’s proportionate share of the current value of the trust assets.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. Whirlpool Corporation common stock is valued at the last reported sales price on an active national securities exchange on the last business day of the plan year. Mutual funds are valued at quoted market prices, which represent the net asset values of shares at year-end. The fair value of the participation units and shares owned by the Plan in the common and collective trust funds are based on the net asset values at year-end which are based on the fair value of the funds’ underlying assets. As of December 31, 2025, the Plan had no unfunded commitments related to these investments, and there are no restrictions or conditions that would prevent the Plan from transacting at net asset value as of the reporting date. Self-directed brokerage accounts primarily consist of mutual funds that are valued at quoted market prices, which represent the net asset values of shares at year-end. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) of investments consists of gains (losses) on investments bought and sold as well as held during the year.
Within the common and collective trust funds, the Vanguard Retirement Savings Trust II is designed to deliver safety and stability by preserving principal and accumulated earnings. Participant-directed redemptions have no restrictions; however, the Plan may be required to provide a one-year redemption notice to liquidate its entire share in Vanguard Retirement Savings Trust II.
All other trusts within the common and collective trust funds use an asset allocation strategy that is designed for investors planning to retire and leave the workforce in or within a few years of the target year. The common and collective trusts’ asset allocation will become more conservative over time. There are currently no redemption restrictions on these investments.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Administrative Expenses
Administrative Expenses
In general, the Plan’s expenses, except for broker commissions, self-directed brokerage account fees, portfolio transaction fees, record keeping fees, and investment management fees (all of which are paid by participants) are paid by Whirlpool, to the extent not paid out of forfeitures.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the plan administrator to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule. Actual results may differ materially from those estimates.